STOCKHOLDERS’ EQUITY	3 Months Ended	12 Months Ended
	Nov. 30, 2023	Aug. 31, 2023
Equity [Abstract]
STOCKHOLDERS’ EQUITY

NOTE 11 STOCKHOLDERS’ EQUITY

On December 16, 2021, the Company increased the authorized common stock from 75,000,000 shares with a par value of $0.001 per share to 1,000,000,000 shares with a par value of $0.001 per share.

During the three months period ended November 30, 2022, the Company issued 119,621 shares of common stock, par value $0.001 per share at a per share purchase price of $2.50 for gross proceeds of $299,055, as part of a series of offerings by the Company for an aggregate of up to 6,000,000 shares of Common Stock at a per share purchase price of $2.50.

During the three months period ended November 30, 2022, the Company also issued 30,000 shares of common stock, for gross proceeds of $75,000 received during the 3 months ended August 31, 2022. As such, the Company had $0 shares to be issued on November 30, 2022.

During the three months period ended November 30, 2022, the Company received cash proceeds of $100 from capital contribution.

During the three months period ended November 30, 2023, the Company issued 373,822 shares of Common Stock at a per share purchase price of $2.50 as the Offering for gross proceeds of $934,534 received in the fiscal year ended August 31,2023.

During the three months period ended November 30, 2023, the Company issued in aggregate, 52,107 shares of Common Stock to 15 referral agents in consideration for their referral to the Company of certain investors.

On November 21, 2023, the Company issued, in aggregate, 5,500 shares of Common Stock to two individuals in consideration for marketing services provided to the Company by Artisan Creative Studio, a marketing entity based in Malaysia.

As such, the Company had $0 shares to be issued on November 30, 2023.

As of November 30, 2023, and August 31, 2023, the Company had 102,742,362 and 102,310,933 shares of its common stock issued and outstanding, respectively.

NOTE 11 STOCKHOLDERS’ EQUITY

On December 16, 2021, the Company has increased the authorized common stock from 75,000,000 shares with a par value of $0.001 per share to 1,000,000,000 shares with a par value of $0.001 per share.

During the year ended August 31, 2022, the Company issued 1,116,055 shares of common stock in connection with the conversion of $1,004,442 in principal related to its convertible bonds.

During the year ended August 31, 2022, the Company issued 83,147,767 shares of common stock in connection with Dr. Low’s two deeds of assignments of intellectual properties.

During FYE 2022, the Company issued 14,443,501 shares of common stock pursuant to investment exchange agreements with relevant interest holders in relation to capital raising undertaken by WKL Eco Earth Holdings in prior years.

During FYE 2022, the Company issued 30,000 shares of common stock pursuant to share exchange agreement with WKL Eco Earth Holdings for acquisition of WKL Green Energy and issued 72,000 shares of common stock pursuant to share exchange agreement for the acquisition of WKL Eco Earth.

During FYE 2022, the Company issued 74,074 shares of common stock, par value $0.001 per share (“Common Stock”), at a per share purchase price of $2.50 (the “Offering”) for gross proceeds of $185,185, as part of a series of offerings by the Company for an aggregate of up to 6,000,000 shares of Common Stock at a per share purchase price of $2.50 (“Round 2 Offering”).

During FYE 2022, the Company received cash proceeds of $199,845 from capital contribution. The Company also received cash proceeds of $75,000 from 30,000 shares to be issued, and those shares were issued on October 26, 2022.

During the FYE 2023 the Company issued 427,536 shares of Common Stock at a per share purchase price of $2.50 as part of the Offering for gross proceeds of $1,068,728.

During the FYE 2023, the Company received cash proceeds of $934,534 as part of the Offering, of which 373,822 shares of Common Stock at per share purchase price of $2.50 were issued on November 21, 2023. 500 shares of Common Stock were also issued to an individual in consideration for marketing services provided to the Company during FYE 2023, and the shares were issued on November 21, 2023.

As of August 31, 2023, and August 31, 2022, the Company had 102,310,933 and 101,853,397 shares of its common stock issued and outstanding, respectively.